CAPITAL AND RESERVES - Incentive share options outstanding and exercisable (Details) - 12 months ended Dec. 31, 2021	item	$ / shares	USD ($)
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	9,672,118		9,672,118
Options Outstanding, Average Remaining Life (Years)	2 years 8 months 15 days
Options Outstanding, Average Exercise Price		$ 2.27
Options Exercisable, Number of Shares Issuable on Exercise | $			6,908,873
Options Exercisable, Average Exercise Price		2.29
Exercise Price - $1.27
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,162,500
Options Outstanding, Average Remaining Life (Years)	2 years 3 days
Options Outstanding, Average Exercise Price		1.27
Options Exercisable, Number of Shares Issuable on Exercise | $			1,162,500
Options Exercisable, Average Exercise Price		1.27
Exercise Price - $1.27 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			325,000
Options Outstanding, Average Remaining Life (Years)	3 days
Options Outstanding, Average Exercise Price		1.27
Options Exercisable, Number of Shares Issuable on Exercise | $			0
Options Exercisable, Average Exercise Price		1.27
Exercise Price - $1.75 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			40,000
Options Outstanding, Average Remaining Life (Years)	7 months 13 days
Options Outstanding, Average Exercise Price		1.75
Options Exercisable, Number of Shares Issuable on Exercise | $			40,000
Options Exercisable, Average Exercise Price		1.75
Exercise Price - $1.93 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			60,000
Options Outstanding, Average Remaining Life (Years)	1 year 4 months 9 days
Options Outstanding, Average Exercise Price		1.93
Options Exercisable, Number of Shares Issuable on Exercise | $			60,000
Options Exercisable, Average Exercise Price		1.93
Exercise Price - $2.07 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,223,400
Options Outstanding, Average Remaining Life (Years)	1 year 29 days
Options Outstanding, Average Exercise Price		2.07
Options Exercisable, Number of Shares Issuable on Exercise | $			1,223,400
Options Exercisable, Average Exercise Price		2.07
Exercise Price - $2.07
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			587,000
Options Outstanding, Average Remaining Life (Years)	1 year 29 days
Options Outstanding, Average Exercise Price		2.07
Options Exercisable, Number of Shares Issuable on Exercise | $			0
Options Exercisable, Average Exercise Price		2.07
Exercise Price - $2.12 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			65,000
Options Outstanding, Average Remaining Life (Years)	3 years 3 months 14 days
Options Outstanding, Average Exercise Price		2.12
Options Exercisable, Number of Shares Issuable on Exercise | $			43,333
Options Exercisable, Average Exercise Price		2.12
Exercise Price - $2.17 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,970,000
Options Outstanding, Average Remaining Life (Years)	4 years 11 months 15 days
Options Outstanding, Average Exercise Price		2.17
Options Exercisable, Number of Shares Issuable on Exercise | $			656,667
Options Exercisable, Average Exercise Price		2.17
Exercise Price - $2.32 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			790,000
Options Outstanding, Average Remaining Life (Years)	1 month 2 days
Options Outstanding, Average Exercise Price		2.32
Options Exercisable, Number of Shares Issuable on Exercise | $			790,000
Options Exercisable, Average Exercise Price		2.32
Exercise Price - $2.61 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,900,484
Options Outstanding, Average Remaining Life (Years)	2 years 11 months 12 days
Options Outstanding, Average Exercise Price		2.61
Options Exercisable, Number of Shares Issuable on Exercise | $			1,900,484
Options Exercisable, Average Exercise Price		2.61
Exercise Price - $3.19 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,498,734
Options Outstanding, Average Remaining Life (Years)	3 years 11 months 15 days
Options Outstanding, Average Exercise Price		3.19
Options Exercisable, Number of Shares Issuable on Exercise | $			999,156
Options Exercisable, Average Exercise Price		3.19
Exercise Price - $3.86
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			50,000
Options Outstanding, Average Remaining Life (Years)	3 years 8 months 8 days
Options Outstanding, Average Exercise Price		3.86
Options Exercisable, Number of Shares Issuable on Exercise | $			33,333
Options Exercisable, Average Exercise Price		$ 3.86